Consolidated Reinsurance (Consolidated Reinsurance) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Consolidated Reinsurance
Gross Amount	$ 466,650	$ 428,803	$ 378,153
Ceded	424,836	391,045	340,477
Assumed	7,273	7,750	8,085
Net Amount	49,087	45,508	45,761
In Force, % Amount Assumed to Net	14.80%	17.00%	17.70%
Gross Amount	1,561	2,063	2,429
Ceded	965	813	608
Assumed	10	11	7
Net premiums	606	1,261	1,828
% Amount Assumed to Net	1.70%	0.90%	0.40%
Life Insurance [Member]
Consolidated Reinsurance
Gross Amount	1,327	1,815	2,180
Ceded	737	572	366
Assumed	10	11	7
Net premiums	600	1,254	1,821
% Amount Assumed to Net	1.70%	0.90%	0.40%
Accident and Health Insurance [Member]
Consolidated Reinsurance
Gross Amount	234	248	249
Ceded	228	241	242
Assumed	0	0	0
Net premiums	$ 6	$ 7	$ 7
% Amount Assumed to Net	0.00%	0.00%	0.00%